Employee Retention and Severance Costs (Tables)	12 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs

A reconciliation of the beginning and ending liability balance for charges to the consolidated statements of operations and cash payments is as follows for the fiscal years ended:

	June 30,
	2016	2015
	Severance - Termination Benefits	Severance - Termination Benefits
	(In thousands)
Fiscal year beginning balance	$—	$—
Charges to general and administrative expense	—	475
Cash payments	—	(475)

Fiscal year closing balance	$—	$—